SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Accumulated Balances of Other Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 315,059	$ 421,046	$ 494,295
Total other comprehensive income (loss), net of tax		(6,575)	1,114	(9,726)
Balance		271,585	315,059	421,046
Unrealized gains (losses) on derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		539	(412)
Other comprehensive income (loss) before reclassifications		(71)	(2,355)
Amounts reclassified from AOCI		(500)	3,306
Total other comprehensive income (loss), net of tax		(429)	951
Balance		110	539	(412)
Unrealized gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		0	(125)
Other comprehensive income (loss) before reclassifications		0	125
Amounts reclassified from AOCI		0	0
Total other comprehensive income (loss), net of tax		0	125
Balance		0	0	(125)
Accumulated foreign currency translation differences and other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(8,941)	(9,041)
Other comprehensive income (loss) before reclassifications		(6,039)	100
Amounts reclassified from AOCI		0	0
Total other comprehensive income (loss), net of tax		(6,039)	100
Balance		(14,980)	(8,941)	(9,041)
Total [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	[1]	(8,402)	(9,578)	(704)
Other comprehensive income (loss) before reclassifications		(5,968)	(2,130)
Amounts reclassified from AOCI		500	3,306
Total other comprehensive income (loss), net of tax		(6,468)	1,176
Balance	[1]	$ (14,870)	$ (8,402)	$ (9,578)

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation, hedging transactions and marketable securities, see also notes 2 and 3.